Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2013	Dec. 31, 2012
Equity in commodity Trading accounts:
Cash on deposit with broker	$ 11,311,474	$ 2,216,652
Unrealized gain on open contracts	762,636	260,744
Purchased options on futures contracts (premiums paid $0 and $753,417, respectively)	0	728,440
Total due from broker	12,074,110	3,205,836
Cash and cash equivalents on deposit with affiliate	1,301,182	8,659,507
Cash on deposit with bank	3,230	696,111
Fixed income securities (cost $1,501,697 and $11,005,602, respectively), held by affiliate	1,465,195	11,003,681
Interest receivable	9,704	9,207
Cash on deposit with bank - Non-Trading	1,278,723	1,364,487
Prepaid expenses - Non-Trading	0	76,392
Total Assets	16,132,144	25,015,221
Equity in commodity Trading accounts:
Options written on futures contracts (premiums received $0 and $978,634, respectively)	0	884,242
Accrued commissions	25,241	54,558
Accrued management fees	30,223	37,239
Accrued incentive fees	118,791	0
Accrued operating expenses	139,655	209,592
Accrued offering expenses	15,033	0
Redemptions payable - Trading	557,636	565,316
Accrued legal fees - Non-Trading	79,883	2,364
Accrued management fees to U.S. Bank - Non-Trading	7,595	10,418
Distribution payable - Non-Trading	1,034	1,034
Total liabilities	975,091	1,764,763
Beneficial owners
Unitholders' Capital	15,157,053	23,250,458
Total Liabilities and Unitholders' Capital	16,132,144	25,015,221
Beneficial Owner [Member] | Capital Unit, Class A [Member] | Trading [Member] | Limited Partner [Member]
Beneficial owners
Unitholders' Capital	13,569,363	21,106,894
Beneficial Owner [Member] | Capital Unit, Class B [Member] | Trading [Member] | Limited Partner [Member]
Beneficial owners
Unitholders' Capital	359,349	675,323
Managing Owner [Member] | Capital Unit, Class A [Member] | Trading [Member] | General Partner [Member]
Beneficial owners
Unitholders' Capital	38,117	41,153
Participating Owners [Member] | LLC Equity/Non-Trading [Member] | Limited Partner [Member]
Beneficial owners
Unitholders' Capital	89,652	149,728
Nonparticipating Owners [Member] | LLC Equity/Non-Trading [Member] | Limited Partner [Member]
Beneficial owners
Unitholders' Capital	$ 1,100,572	$ 1,277,360
Capital Unit, Class A [Member] | Trading [Member]
Trading:
Net Asset Value Per Unit (in Dollars per share)	$ 71.25	$ 76.92
Capital Unit, Class B [Member] | Trading [Member]
Trading:
Net Asset Value Per Unit (in Dollars per share)	$ 78.74	$ 83.34
LLC Equity/Non-Trading [Member]
Trading:
Net Asset Value Per Unit (in Dollars per share)	$ 0.52	$ 0.63